Trade Receivables - Summary of Changes in Provision for Doubtful Accounts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	€ 7,881	€ 8,699
Charges – bad debt expense	76	1,802
Reductions – write off of uncollectible amounts	(2,015)	(1,024)
Reversal - reversal to profit and loss	(617)
Reclassification to assets held for sale		(1,596)
Balance at end of year	€ 5,325	€ 7,881